Revenues (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Summary of Analysis of Consolidated Statements of Operations
The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	Year ended December 31,
	2017	2018	2019
Time charter revenues	96,339,915	104,099,818	97,249,537
Time charter revenues – related party	1,973,643	—	—
Bareboat revenues	27,647,268	24,646,311	21,764,102
Voyage charter revenues	26,924,708	34,266,082	24,018,198
Other income	1,426,387	1,317,991	1,227,475

Total	154,311,921	164,330,202	144,259,312